Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase to properties and equipment		$ (865)	$ (1,934)	$ (1,207)
Changes in related accounts payable and accounts receivable		(259)	127	53
Capital expenditures	[1]	$ (1,124)	$ (1,807)	$ (1,154)

[1]	Increase to properties and equipment$(865) $(1,934) $(1,207)Changes in related accounts payable(259) 127 53Capital expenditures$(1,124) $(1,807) $(1,154)